Annual Total Returns- Federated Hermes Strategic Value Dividend Fund (Class A C IS and R6 Shares) [BarChart] - Class A C IS and R6 Shares - Federated Hermes Strategic Value Dividend Fund - IS	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	11.18%	14.96%	6.92%	21.93%	11.54%	3.87%	10.39%	15.14%	(8.21%)	19.60%